As filed with the Securities and Exchange Commission on January 6, 2015
1933 Act Registration File No. 033-68666
1940 Act File No. 811-8004

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

_____________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. __ ☐

Post-Effective Amendment No. 161 ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 163 ☒

_____________________

ASTON FUNDS
(Exact Name of Registrant as Specified in Charter)

120 North LaSalle Street
Chicago, Illinois 60602
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code (312) 268-1400

(Name and Address of Agent for Service) Stuart D. Bilton, President Aston Funds 120 North LaSalle Street Chicago, Illinois 60602	Copy to: Deborah B. Eades Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601

_____________________

It is proposed that this filing will become effective:

☒  immediately upon filing pursuant to rule 485(b)

☐  on (date) pursuant to rule 485(b)

☐  60 days after filing pursuant to rule 485(a)(1)

☐  on (date) pursuant to rule 485(a)(1)

☐  75 days after filing pursuant to rule 485(a)(2)

☐  on (date) pursuant to rule 485(a)(2)

If appropriate, check the following box:

☐  this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, Aston Funds, certifies that it meets all of the requirements for effectiveness of this post-effective amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, the State of Illinois on the 6th day of January, 2015.

ASTON FUNDS
By:	/s/ Stuart D. Bilton
Stuart D. Bilton, Chief Executive Officer

Pursuant to the requirements of the Securities Act, this post-effective amendment to the Registration Statement of Aston Funds has been signed below by the following persons in the following capacity and on the 6th day of January, 2015.

Signature	Capacity	Date

Bruce B. Bingham**	Trustee
Bruce B. Bingham

William E. Chapman, II*	Independent Chairman, Trustee
William E. Chapman, II

Edward J. Kaier*	Trustee
Edward J. Kaier

Christine C. Carsman**	Trustee
Christine C. Carsman

Kurt Keilhacker**	Trustee
Kurt Keilhacker

Steven J. Paggioli*	Trustee
Steven J. Paggioli

Richard F. Powers, III**	Trustee
Richard F. Powers, III

Eric P. Rakowski*	Trustee
Eric P. Rakowski

Victoria Sassine**	Trustee
Victoria Sassine

Signature	Capacity	Date

Thomas R. Schneeweis*	Trustee
Thomas R. Schneeweis

/s/Stuart D. Bilton	Chief Executive Officer and President	January 6, 2015
Stuart D. Bilton	(Principal Executive Officer)

/s/Laura M. Curylo	Chief Financial Officer and Treasurer	January 6, 2015
Laura M. Curylo	(Principal Financial Officer and Principal
Accounting Officer)

/s/Laura M. Curylo	Attorney-in-Fact	January 6, 2015
Laura M. Curylo

________________

*	Signed by Laura M. Curylo pursuant to a Power of Attorney previously filed as Exhibit (o)(1) to Post-Effective Amendment No. 111 to the Registration Statement filed on August 6, 2010.
**	Signed by Laura M. Curylo pursuant a Power of Attorney previously filed as Exhibit (o)(2) to Post-Effective Amendment No. 157 to the Registration Statement filed on May 12, 2014.

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase